VESSEL UNDER CAPITAL LEASE, NET - Schedule of Capital Leased Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of vessels under capital leases, net:
Cost	$ 168,840	$ 168,577
Accumulated depreciation and amortization	(62,895)	(57,391)
Net book value	$ 105,945	$ 111,186